United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: September 30, 2012"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, October 17, 2012"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	129
Form 13F Information Table Value Total:  316,009 (thousands)

List of Other Included Managers:  None

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                                          Form 13F Information Table

                                 Title of                   Value              Investment     Other     Voting Auth
         Name of Issuer           Class       Cusip      (x$1000)    Shares    Discretion   Managers       Sole
Abbott Laboratories             com       002824100          9,278  135,329       sole                    135,329
American Electric Power Co., Inccom       025537101          1,723   39,215       sole                    39,215
American Express Company        com       025816109          2,790   49,066       sole                    49,066
Amgen Incorporated              com       031162100            364   4,315        sole                     4,315
Annaly Capital Management       com       035710409          5,108  303,304       sole                    303,304
Apple Computer Inc              com       037833100          8,318   12,469       sole                    12,469
Auto Data Processing            com       053015103          1,010   17,226       sole                    17,226
BB&T Corporation                com       054937107          1,339   40,367       sole                    40,367
The Bank Of Nova Scotia         com       064149107            902   16,460       sole                    16,460
Baxter International Inc        com       071813109          1,355   22,488       sole                    22,488
Becton Dickinson & Co           com       075887109          4,719   60,067       sole                    60,067
Block H & R Incorporated        com       093671105          1,983  114,440       sole                    114,440
CF Industries Holdings, Inc.    com       125269100          4,822   21,697       sole                    21,697
CMS Energy Corp                 com       125896100          4,948  210,090       sole                    210,090
CSX Corp.                       com       126408103            342   16,490       sole                    16,490
C V S Caremark Corp.            com       126650100            402   8,310        sole                     8,310
Cerner Corp                     com       156782104            785   10,147       sole                    10,147
Chevron Corp                    com       166764100          9,657   82,848       sole                    82,848
Chubb Corp                      com       171232101          5,421   71,070       sole                    71,070
Coca Cola Company               com       191216100            373   9,828        sole                     9,828
Colgate-Palmolive Co            com       194162103            884   8,244        sole                     8,244
ConAgra Foods, Inc.             com       205887102          4,190  151,880       sole                    151,880
Darden Restaurants, Inc.        com       237194105            202   3,615        sole                     3,615
Deere & Co                      com       244199105            285   3,455        sole                     3,455
Disney Walt Hldg Co             com       254687106          2,861   54,726       sole                    54,726
EastGroup Properties Inc.       com       277276101          1,256   23,615       sole                    23,615
Eaton Corporation               com       278058102          2,335   49,388       sole                    49,388
Equifax Inc                     com       294429105            271   5,820        sole                     5,820
Family Dollar Stores Inc        com       307000109            248   3,740        sole                     3,740
General Dynamics Corp           com       369550108            645   9,759        sole                     9,759
General Electric                com       369604103          1,236   54,405       sole                    54,405
General Mills Inc               com       370334104          2,479   62,210       sole                    62,210
Genuine Parts Co                com       372460105          1,565   25,645       sole                    25,645
Hasbro Inc                      com       418056107            653   17,122       sole                    17,122
Highwood Properties Inc         com       431284108            787   24,115       sole                    24,115
Home Properties Inc             com       437306103            941   15,355       sole                    15,355
Honeywell International         com       438516106            914   15,293       sole                    15,293
Illinois Tool Works             com       452308109            494   8,315        sole                     8,315
Intel Corp                      com       458140100          2,325  102,639       sole                    102,639
Intl Business Machines          com       459200101          9,338   45,014       sole                    45,014
iShares COMEX Gold Trust        iShares   464285105          3,338  193,257       sole                    193,257
iShares Barclays TIPS Bond      iShares   464287176            352   2,894        sole                     2,894
iShares iBoxx Inv Grade Corp BoniShares   464287242          1,156   9,494        sole                     9,494
iShares iBoxx $ High Yield CorpoiShares   464288513          1,830   19,830       sole                    19,830
iShares Barclays MBS Bond       iShares   464288588          2,688   24,625       sole                    24,625
iShares Barclays Intermediate CriShares   464288638          7,786   69,870       sole                    69,870
iShares Barclays 1-3 Yr Credit BiShares   464288646            395   3,733        sole                     3,733
Johnson & Johnson               com       478160104          3,141   45,575       sole                    45,575
Kimberly-Clark Corp             com       494368103          4,630   53,975       sole                    53,975
Kroger Company                  com       501044101          3,459  146,925       sole                    146,925
Legg Mason Inc                  com       524901105            461   18,684       sole                    18,684
Marathon Oil Company            com       565849106            286   9,672        sole                     9,672
McDonald's Corp.                com       580135101          6,853   74,688       sole                    74,688
McGraw-Hill Companies Inc.      com       580645109            319   5,845        sole                     5,845
Medtronic Inc                   com       585055106            523   12,127       sole                    12,127
Microsoft Corp                  com       594918104          6,287  211,257       sole                    211,257
M S Emerging Mkts Domestic Debt com       617477104          5,411  328,517       sole                    328,517
Newmont Mining Corp             com       651639106          4,221   75,350       sole                    75,350
Norfolk Southern Corp           com       655844108          1,144   17,975       sole                    17,975
Northrop Grumman Corp           com       666807102          3,317   49,928       sole                    49,928
Occidental Pete Corp            com       674599105          2,547   29,594       sole                    29,594
Omnicom Group Inc               com       681919106          1,743   33,814       sole                    33,814
PNC Financial Services          com       693475105            225   3,564        sole                     3,564
PPG Industries Inc              com       693506107          5,055   44,016       sole                    44,016
PepsiCo Incorporated            com       713448108          1,752   24,757       sole                    24,757
Pfizer Incorporated             com       717081103          4,961  199,647       sole                    199,647
Philip Morris International Inc com       718172109          4,155   46,195       sole                    46,195
Phillips 66                     com       718546104          2,391   51,569       sole                    51,569
Procter & Gamble                com       742718109          4,770   68,773       sole                    68,773
Ross Stores, Inc                com       778296103            989   15,312       sole                    15,312
Sabine Royalty Trust            com       785688102          2,380   46,075       sole                    46,075
Schlumberger LTD                com       806857108            252   3,490        sole                     3,490
Simon Ppty Group New            com       828806109          1,148   7,560        sole                     7,560
Suncor Energy Inc               com       867224107          3,489  106,225       sole                    106,225
TCW Strategic Income Fund, Inc. com       872340104            913  159,915       sole                    159,915
T J X Cos Inc                   com       872540109          3,657   81,650       sole                    81,650
Teleflex, Inc.                  com       879369106            436   6,330        sole                     6,330
Thermo Fisher Scientific  Inc.  com       883556102            513   8,715        sole                     8,715
Toronto-Dominion Bank           com new   891160509          7,077   84,916       sole                    84,916
UGI Corporation New             com       902681105          6,455  203,294       sole                    203,294
US Bancorp                      com new   902973304          6,138  178,951       sole                    178,951
Union Pacific                   com       907818108          3,763   31,700       sole                    31,700
United Technologies Corp        com       913017109          6,228   79,548       sole                    79,548
V F Corporation                 com       918204108            861   5,405        sole                     5,405
Vanguard Reit Index ETF         ETF       922908553            312   4,795        sole                     4,795
Wal-Mart Stores Inc             com       931142103          9,774  132,433       sole                    132,433
Walgreen Company                com       931422109            413   11,320       sole                    11,320
Washington REIT                 com       939653101            563   20,985       sole                    20,985
Wells Fargo & Company           com       949746101          3,798  109,999       sole                    109,999
Western Asset Intermediate Muni com       958435109            397   36,720       sole                    36,720
Western Union Company           com       959802109            888   48,725       sole                    48,725
Wisconsin Egy Cp Hldg Co        com       976657106            341   9,045        sole                     9,045
Amerisource Bergen              com       03073E105            668   17,265       sole                    17,265
Target Corporation              com       87612E106            749   11,795       sole                    11,795
Travelers Companies Inc         com       89417E109            316   4,630        sole                     4,630
Vanguard Small Cap Value ETF    ETF       922908611            727   10,110       sole                    10,110
A T & T Inc.                    com       00206R102          4,033  106,974       sole                    106,974
BlackRock Senior High Inc Fund  com       09255T109             52   11,950       sole                    11,950
CBRE Clarion Global Real Estate com       12504G100          1,245  140,335       sole                    140,335
CA Technologies                 com       12673P105          1,058   41,060       sole                    41,060
Cisco Systems Inc               com       17275R102          4,186  219,220       sole                    219,220
Cohen & Steers Quality Income Recom       19247L106            218   20,289       sole                    20,289
ConocoPhillips                  com       20825C104          2,495   43,629       sole                    43,629
DTF Tax free Income Inc.        com       23334J107            942   53,440       sole                    53,440
Dominion Resources Inc.         com       25746U109            244   4,615        sole                     4,615
Exxon Mobil Corporation         com       30231G102          9,369  102,446       sole                    102,446
Franklin Street Properties Corp.com       35471R106            135   12,215       sole                    12,215
Hospitality Properties Trust    com       44106M102            618   25,980       sole                    25,980
J P Morgan Chase & Co.          com       46625H100            233   5,768        sole                     5,768
Market Vectors Gold Miners      Gold ETF  57060U100            628   11,700       sole                    11,700
Market Vectors Intermediate MuniETF       57060U845            919   38,740       sole                    38,740
Market Vectors High-Yield Muni EETF       57060U878            966   29,303       sole                    29,303
McKesson HBOC Inc               com       58155Q103          2,469   28,701       sole                    28,701
Merck & Co Inc                  com       58933Y105            340   7,530        sole                     7,530
Molson Coors Brewing Clb        com       60871R209            998   22,155       sole                    22,155
M S Emerging Mkt Debt           com       61744H105            147   12,200       sole                    12,200
Oracle Corporation              com       68389X105          3,839  122,038       sole                    122,038
PIMCO Intermediate Muni Bond Strcom       72201R866            907   16,635       sole                    16,635
SPDR Gold Shares                Gold      78463V107          1,973   11,478       sole                    11,478
SPDR Barclays Cap. High Yield BoETF       78464A417            656   16,310       sole                    16,310
SPDR Dow Jones REIT             ETF       78464A607            423   5,880        sole                     5,880
3M Company                      com       88579Y101          5,495   59,454       sole                    59,454
UnitedHealth Group Inc.         com       91324P102            591   10,666       sole                    10,666
Vanguard Interm-Tm Govt Bd Inx Ecom       92206C706            309   4,645        sole                     4,645
Verizon Communications          com       92343V104          5,778  126,792       sole                    126,792
Western Asset High Income Oppty com       95766K109            150   22,595       sole                    22,595
WisdomTree Emerg Mkts Eq Inc ETFETF       97717W315          7,935  147,843       sole                    147,843
Accenture Ltd Cl A              com       G1151C101          3,794   54,175       sole                    54,175
ACE Limited                     com       H0023R105          4,875   64,478       sole                    64,478